Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals

	As of December 31,
(In thousands)	2022	2023
Construction payables	$201	$4
Payroll, welfare and bonus payables	2,148	1,916
Accrued professional service fee	816	645
Others	336	434
	$3,501	$2,999